Income Taxes Effects of Temporary Differences That Comprise Net Deffered Income Tax Liability (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Effects of Temporary Differences that Comprise Net Deferred Income Tax Liability [Abstract]
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	$ 270	$ 4
Pension and other postretirement benefits	127	0
Long term debt	117	0
Net deferred income tax assets	710	5
Valuation allowance for state net operating loss carryforwards, net of federal income tax effects	(94)	(3)
Other	290	4
Deferred Tax Assets, Gross	804	8
Properties, plants and equipment	(2,026)	(147)
Inventory	(516)	0
Investments in unconsolidated affiliates	(1,543)	(72)
Deferred Tax Liabilities, Intangible Assets	(192)	0
Other	(129)	0
Deferred Tax Liabilities	(4,406)	(219)
Deferred Tax Liabilities, Gross	(3,696)	(214)
Deferred Tax Liabilities, Net, Current	(130)	3
Deferred Tax Liabilities, Net, Noncurrent	$ 3,566	$ 217